Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [text block] [Abstract]
Disclosure of Detailed Information about Useful Lives Property Plant and Equipment Explanatory [Table Text Block]
%
Computers and Electronic Equipment	33
Laboratory and clinical experiments equipment	15
Leasehold improvements	(*)
Office furniture and equipment	7 - 15

Disclosure of fair value of financial instruments [text block]
	December 31, 2019
	Fair value measurements using input type
	Level 1	Level 2	Total

Financial liabilities related to Warrants to ADS	(134)	(2,038)	(2,172)
	December 31, 2018
	Fair value measurements using input type
	Level 1	Level 2	Total

Financial liabilities related to Warrants to ADS	(1,816)	-	(1,816)